Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 117,000	$ 351,000
Accounts receivable	29,000
Prepaid expenses and other current assets	204,000	261,000
Total current assets	350,000	612,000
Property and equipment, net	15,521,000	16,567,000
Operating lease right-of-use assets, net	362,000	802,000
Capitalized software, net	97,000	89,000
Total assets	16,330,000	18,070,000
Current liabilities:
Accounts payable and accrued expenses (including related party amounts of $401 and $81 as of September 30, 2023 and December 31, 2022, respectively)	2,652,000	2,202,000
Convertible promissory notes, current	$ 11,392,000	$ 11,219,000
Other liability enumeration	Related party	Related party
Operating lease liability, current	$ 379,000	$ 458,000
Other current liabilities (including related party amounts of $160 and zero, as of September 30, 2023 and December 31, 2022, respectively)	55,000	1,930,000
Total current liabilities	14,741,000	55,743,000
Operating lease and other non-current liabilities		360,000
Deferred tax liability	26,000	19,000
Total liabilities	14,767,000	56,122,000
Commitments and contingencies
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 500,000,000 authorized shares as of December 31, 2021 and 2022, respectively; 5,873,711 and 13,303,795 shares issued and outstanding as of December 31, 2021 and 2022, respectively	1,000	1,000
Additional paid-in capital	80,738,000	14,369,000
Accumulated deficit	(79,176,000)	(52,422,000)
Total stockholders' equity (deficit)	1,563,000	(38,052,000)
Total liabilities and stockholders' equity (deficit)	16,330,000	18,070,000
Nonrelated party | Paycheck Protection Program Loan
Current liabilities:
Loans payable		675,000
Related party
Current liabilities:
Accounts payable and accrued expenses (including related party amounts of $401 and $81 as of September 30, 2023 and December 31, 2022, respectively)	81,000	0
Convertible promissory notes, current	263,000	259,000
Loans payable	0	39,000,000
Other current liabilities (including related party amounts of $160 and zero, as of September 30, 2023 and December 31, 2022, respectively)	$ 0	$ 1,867,000